Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about hedged items [abstract]
Summary of detailed information about hedging instruments
The Group undertakes risk management through the economic relationship between hedge instruments and hedged items, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

Strategies	Assets	Liabilities
2021
Foreign exchange risk
Hedge of net investment in foreign operations	310,069	—	19,474	440,022	(18,758)
Total	310,069	—	19,474	440,022	(18,758)

2020
Foreign exchange risk
Hedge of net investment in foreign operations	245,986	—	52,299	349,218	349,218
Total	245,986	—	52,299	349,218	(60,563)

2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)
Total	186,412	—	5,946	248,896	(7,133)

Effects of hedge accounting
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

Strategies	Assets	Liabilities
2021
Interest rate and foreign exchange risk
Hedge of securities	—	9,264,330	506,190	9,297,999	(495,191)
Total	—	9,264,330	506,190	9,297,999	(495,191)
	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

Strategies	Assets	Liabilities
2020
Interest rate and foreign exchange risk
Hedge of securities	—	2,178,459	(47,923)	2,188,732	46,795
Total	—	2,178,459	(47,923)	2,188,732	46,795
The hedge ineffectiveness recognized in statements of income are presented below:

	2021
	Notional amount	Book value (i)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities
Interest rate risk
Futures	8,861,195	—	8,830,343	(491,649)	10,995
Foreign exchange risk
Futures	876,826	310,069	433,987	(22,300)	720

	2020
	Notional amount	Book value (i)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	2,188,732	—	2,178,459	46,795	(1,128)

(i)	Amounts recorded within financial statement line “Derivative financial instruments.” See Note 8.
The table below presents, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the book value of the hedged item:

	December 31, 2021			December 31, 2020			December 31, 2019
Strategies	Hedge instruments		Hedge item	Hedge instruments		Hedge item	Hedge instruments		Hedge item
	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value

Hedge of Fair Value	9,297,999	(495,191)	506,190	2,188,732	(47,923)	46,795	—	—	—
Hedge of net investment in foreign operations	440,022	(18,758)	19,474	349,218	(60,563)	52,299	248,896	5,946	(7,133)
Total	9,738,021	(513,949)	525,664	2,537,950	(108,486)	99,094	248,896	5,946	(7,133)

Breakdown notional value by maturity of hedging strategies
The table below shows the breakdown notional value by maturity of the hedging strategies:

	2021
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total

Hedge of Fair Value	136,636	276,219	478,745	972,199	4,510,125	2,924,075	9,297,999
Hedge of net investment in foreign operations	384,217	—	—	55,805	—	—	440,022
Total	520,853	276,219	478,745	1,028,004	4,510,125	2,924,075	9,738,021

	2020
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of Fair Value	1,977	13,375	94,099	44,843	672,978	1,361,460	2,188,732
Hedge of net investment in foreign operations	—	—	146,547	202,671	—	—	349,218
Total	1,977	13,375	240,646	247,514	672,978	1,361,460	2,537,950

	2019
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of net investment in foreign operations	7,658	—	—	91,698	149,540	—	248,896
Total	7,658	—	—	91,698	149,540	—	248,896